Leases - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 29,979	$ 30,000
Minimum lease liabilities	30,881	$ 31,000
Lease liabilities, recorded within other current liabilities	6,926
Lease liabilities, recorded within other liabilities	$ 23,955
Weighted average minimum lease term	2 years 10 months 24 days
Weighted average discount rate	4.39%